OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating costs and expenses
Personnel	[1]	R$ (5,982,421)	R$ (5,613,762)	R$ (4,888,100)
Third-party services	[2]	(17,459,482)	(16,380,658)	(15,658,855)
Rental, insurance, condominium and connection means	[3]	(1,508,001)	(1,364,104)	(1,315,614)
Taxes, charges and contributions	[4]	(2,110,992)	(2,130,117)	(1,992,208)
Estimated impairment losses on accounts receivable (Note 5)		(1,523,263)	(1,362,678)	(1,422,280)
Depreciation and amortization	[5]	(14,202,285)	(13,389,573)	(12,659,873)
Cost of goods sold		(4,468,045)	(4,301,092)	(3,841,064)
Materials and other operating costs and expenses		(256,482)	(269,952)	(230,412)
Total		(47,510,971)	(44,811,936)	(42,008,406)
Depreciation on lease		3,453,239	3,353,344	3,049,570
Increase (decrease) in annual depreciation rates related to lease depreciation		432,091	88,292	295,464
Lease amounts relating to estimated impairment losses on accounts receivable		7,066	10,858	12,425
Cost of sales and services
Operating costs and expenses
Personnel	[1]	(1,366,540)	(1,302,479)	(1,109,109)
Third-party services	[2]	(10,294,946)	(9,419,794)	(8,865,064)
Rental, insurance, condominium and connection means	[3]	(1,383,815)	(1,241,597)	0
Taxes, charges and contributions	[4]	(2,029,196)	(2,060,261)	(1,905,558)
Estimated impairment losses on accounts receivable (Note 5)		0	0	(1,307,950)
Depreciation and amortization	[5]	(11,713,054)	(10,997,645)	(10,309,553)
Cost of goods sold		(4,468,045)	(4,301,092)	(3,841,064)
Materials and other operating costs and expenses		(96,562)	(92,532)	(93,382)
Total		(31,352,158)	(29,415,400)	(27,431,680)
Selling expenses
Operating costs and expenses
Personnel	[1]	(3,532,543)	(3,415,532)	(3,059,974)
Third-party services	[2]	(5,994,001)	(5,889,946)	(5,730,219)
Rental, insurance, condominium and connection means	[3]	(73,696)	(72,742)	(1,315,614)
Taxes, charges and contributions	[4]	(39,086)	(29,492)	(33,255)
Estimated impairment losses on accounts receivable (Note 5)		(1,523,263)	(1,362,678)	(66,148)
Depreciation and amortization	[5]	(1,671,280)	(1,541,485)	(1,521,709)
Cost of goods sold		0	0	0
Materials and other operating costs and expenses		(119,930)	(127,365)	(112,207)
Total		(12,953,799)	(12,439,240)	(11,839,126)
General and administrative expenses
Operating costs and expenses
Personnel	[1]	(1,083,338)	(895,751)	(719,017)
Third-party services	[2]	(1,170,535)	(1,070,918)	(1,063,572)
Rental, insurance, condominium and connection means	[3]	(50,490)	(49,765)	0
Taxes, charges and contributions	[4]	(42,710)	(40,364)	(53,395)
Estimated impairment losses on accounts receivable (Note 5)		0	0	(48,182)
Depreciation and amortization	[5]	(817,951)	(850,443)	(828,611)
Cost of goods sold		0	0	0
Materials and other operating costs and expenses		(39,990)	(50,055)	(24,823)
Total		R$ (3,205,014)	R$ (2,957,296)	R$ (2,737,600)

[1]	Includes costs and expenses with fees, salaries, social charges and benefits, profit sharing, stock-based compensation plans, pension plans and other post-employment benefits, training, transportation, health and nutrition.
[2]	Includes costs and expenses for interconnection and use of networks, advertising and publicity, plant maintenance, electricity, security, cleaning, TV content purchase, commercial brokerage and intermediation, partnerships, call center, back office, logistics and storage, preparation and posting of telephone bills, banking services, among others.
[3]	Includes costs and expenses of infrastructure, real estate, equipment, vehicles, insurance and means of connection..Includes low-value lease amounts of R$7,066, R$10,858 and R$12,425 in 2024, 2023 and 2022, respectively.
[4]	Includes costs and expenses with FISTEL, FUST, FUNTTEL, liens for renewal of licenses and other taxes, fees and contributions.
[5]	Includes the consolidated amounts of R$3,453,239 and R$3,353,344 and R$3,049,570 in the years ended December 31, 2024, 2023 and 2022, respectively, related to the leases depreciation (Note 13.e.). Includes the effects of changes in useful life and annual depreciation rates, being an increase of R$432,091 and a reductions of R$88,292 and R$295,464 in 2024, 2023 and 2022, respectively.